CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ 61,127	$ (232,950)	$ 57,757
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(1,438)	(8,449)	(1,498)
(Loss) Gain on cash flow hedges		(6,770)	6,770
Income tax benefit (expense) relating to cash flow hedges		2,166	(2,166)
Other comprehensive (loss) profit for the year	(1,438)	(13,053)	3,106
Total comprehensive profit (loss) for the year	$ 59,689	$ (246,003)	$ 60,863